UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended				12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Oct. 01, 2023	Sep. 25, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021
Operating Activities:
Net loss	$ 8,400	$ (44,800)	$ (150,000)	$ (52,700)			$ (106,900)	$ (8,900)		$ (6,100)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization			13,200	11,100			15,600	17,900		18,100
Amortization of films and television programs and program rights			1,053,300	948,100			1,347,800	1,649,300		1,497,500
Amortization of debt financing costs and other non-cash interest			21,900	19,600			25,100	21,800		46,500
Non-cash share-based compensation			46,900	53,600			62,500	73,400		70,200
Other amortization							46,000	59,900		82,500
Content and other impairments			25,800	0
(Gain) loss on extinguishment of debt	300	0	1,800	0			1,300	1,300		3,400
Equity interests income	(7,600)	(4,200)	(8,500)	(5,700)			(8,700)	(500)		3,000
Gain on investments, net	0	(4,400)	0	(2,700)			(3,500)	(44,000)		(1,300)
Deferred income taxes			6,100	700			(4,400)	1,600		1,200
Depreciation of property, plant and equipment							10,300	12,200		12,400
Amortization of programming content							5,300	5,700		5,700
Non-cash charge from the modification of an equity award (see Note 11)							49,200	0		0
Content impairments							12,800	5,900		0
Other non-cash items			25,000	29,300
Changes in operating assets and liabilities:
Proceeds from the termination of interest rate swaps							0	188,700		0
Accounts receivable, net			288,100	58,300			84,900	(136,700)		(33,000)
Investment in films and television programs and program rights, net			(1,546,100)	(700,800)			(1,120,500)	(1,568,400)		(1,750,100)
Other assets			(36,200)	(14,600)			16,500	(44,900)		(207,000)
Accounts payable and accrued liabilities			(143,700)	(86,900)			(48,800)	57,400		(40,600)
Participations and residuals			(81,900)	10,100			26,800	138,300		(73,400)
Content related payables			(10,100)	1,700			(24,500)	(10,700)		4,000
Deferred revenue			274,600	41,300			3,200	(24,500)		(4,800)
Due from Starz Business			(143,100)	91,100			114,500	(30,800)		(45,100)
Net Cash Flows Provided By (Used In) Operating Activities			(362,900)	401,500			488,900	346,100		(435,000)
Investing Activities:
Purchase of eOne, net of cash acquired (see Note 2)				(331,100)			(331,100)	0		0
Proceeds from the sale of equity method and other investments							5,200	46,300		1,500
Investment in equity method investees and other			(2,000)	(11,300)			(13,300)	(17,500)		(14,000)
Distributions from equity method investees and other							800	1,900		7,200
Acquisition of assets (film library and related assets)			(35,000)	0			0	0		(161,400)
Increase in loans receivable			0	(3,600)			(3,700)	0		(4,300)
Capital expenditures			(9,900)	(5,100)
Net proceeds from purchase price adjustments for eOne acquisition (see Note 2)			12,000	0
Proceeds from the sale of other investments			1,500	5,200
Repayment of loans receivable			800
Purchases of accounts receivables held for collateral			0	(85,600)			(85,500)	(183,700)		(172,900)
Receipts of accounts receivables held for collateral			0	105,700			105,700	190,800		169,300
Capital expenditures							(9,900)	(6,500)		(6,100)
Net Cash Flows Used In Investing Activities			(32,600)	(325,800)			(331,800)	31,300		(180,700)
Financing Activities:
Debt - repurchases and repayments			(3,317,000)	(1,926,000)			(2,611,400)	(1,745,800)		(1,629,500)
Film related obligations - borrowings			1,494,900	1,072,900			1,820,800	1,584,700		1,083,000
Film related obligations - repayments			(1,582,300)	(1,317,700)			(1,942,900)	(956,500)		(272,600)
Settlement of financing component of interest rate swaps							0	(134,500)		(28,500)
Purchase of noncontrolling interest			(7,400)	(600)			(194,600)	(36,500)		0
Distributions to noncontrolling interest			(6,700)	(1,700)			(1,700)	(7,600)		(1,500)
Tax withholding required on equity awards			(18,700)	0
Debt - borrowings, net of debt issuance and redemption costs			3,555,600	2,270,500			3,145,000	1,523,000		1,494,300
Parent net investment			(95,500)	(127,600)			(290,100)	(621,300)		(119,700)
Proceeds from Business Combination, net			281,700	0
Net Cash Flows Provided By (Used In) Financing Activities			304,600	(30,200)			(74,900)	(394,500)		525,500
Foreign Exchange Effects on Cash, Cash Equivalents and Restricted Cash			(3,700)	500			800	(1,800)		(800)
Foreign Exchange Effects on Cash, Cash Equivalents and Restricted Cash			(90,900)	45,500			82,200	(17,100)		(90,200)
Cash, Cash Equivalents and Restricted Cash - Beginning Of Period			334,400	251,400			251,400	270,300		361,300
Cash, Cash Equivalents and Restricted Cash - End Of Period	239,800	297,400	239,800	297,400			334,400	251,400		270,300
Supplemental Cash Flow Information [Abstract]
Income Taxes Paid During the Year							22,800	14,300		13,900
Interest paid							196,900	137,700		85,000
LIONS GATE ENTERTAINMENT CORP [Member]
Operating Activities:
Net loss	(18,500)	(107,400)	(259,500)	(1,066,800)			(1,116,300)	(2,018,800)		(205,400)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization			135,400	138,900			192,200	180,300		177,900
Amortization of films and television programs and program rights	431,700	371,200	1,205,900	1,138,700			1,577,900	1,665,300		1,567,700
Amortization of debt financing costs and other non-cash interest			24,500	22,000			28,300	25,700		50,500
Non-cash share-based compensation			59,000	75,300			90,600	102,000		100,000
Other amortization							53,400	69,200		92,500
Goodwill and intangible asset impairment	0	0	0	663,900			663,900	1,475,000		0
Content and other impairments			17,100	317,400			377,300	385,200		0
(Gain) loss on extinguishment of debt	300	0	6,700	(21,200)			(19,900)	(57,400)		28,200
Equity interests income	(7,600)	(4,200)	(8,500)	(5,700)			(8,700)	(500)		3,000
Gain on investments, net	0	(4,400)	0	(2,700)			(3,500)	(44,000)		(1,300)
Deferred income taxes			11,800	(13,400)			(18,500)	(5,300)		(1,700)
Depreciation of property, plant and equipment							49,900	40,100		43,000
Amortization of programming content							142,300	140,200		134,900
Non-cash charge from the modification of an equity award (see Note 11)							49,200	0		0
Other non-cash items			31,100	35,000
Changes in operating assets and liabilities:
Proceeds from the termination of interest rate swaps							0	188,700		0
Accounts receivable, net			281,500	57,400			95,600	(140,600)		(44,500)
Investment in films and television programs and program rights, net			(1,776,200)	(926,200)			(1,409,300)	(1,979,200)		(2,211,700)
Other assets			(25,900)	(24,300)			(1,700)	(41,900)		(212,400)
Accounts payable and accrued liabilities			(192,700)	(93,400)			(136,300)	(2,900)		1,400
Participations and residuals			(85,200)	10,400			29,000	145,400		(71,300)
Content related payables			(53,500)	57,300			(45,600)	(35,100)		64,900
Deferred revenue			268,800	38,800			(800)	(25,400)		1,300
Net Cash Flows Provided By (Used In) Operating Activities			(359,700)	401,400			396,800	(114,300)		(660,900)
Investing Activities:
Purchase of eOne, net of cash acquired (see Note 2)			0	(331,100)			(331,100)	0		0
Proceeds from the sale of Pantaya							0	0		123,600
Proceeds from the sale of equity method and other investments							5,200	46,300		1,500
Investment in equity method investees and other			(2,000)	(11,300)			(13,300)	(17,500)		(14,000)
Distributions from equity method investees and other							800	1,900		7,200
Acquisition of assets (film library and related assets)			(35,000)	0			0	0		(161,400)
Increase in loans receivable			0	(3,600)			(3,700)	0		(4,300)
Capital expenditures			(23,600)	(24,700)
Net proceeds from purchase price adjustments for eOne acquisition (see Note 2)			12,000	0
Proceeds from the sale of other investments			1,500	5,200
Repayment of loans receivable			800	0
Capital expenditures							(34,700)	(49,000)		(33,100)
Net Cash Flows Used In Investing Activities			(46,300)	(365,500)			(376,800)	(18,300)		(80,500)
Financing Activities:
Debt - borrowings, net of debt issuance and redemption costs			3,557,700	2,270,500			3,145,000	1,523,000		2,448,400
Debt - repurchases and repayments			(3,493,000)	(1,987,400)			(2,672,800)	(1,880,800)		(2,693,900)
Film related obligations - borrowings			1,692,000	1,262,600			2,010,600	1,688,600		1,253,400
Film related obligations - repayments			(1,703,900)	(1,530,300)			(2,215,400)	(1,073,000)		(347,600)
Sale of noncontrolling interest in Lionsgate Studios Corp. (see Note 2)			281,700	0
Settlement of financing component of interest rate swaps							0	(134,500)		(28,500)
Purchase of noncontrolling interest			(7,400)	(600)			(194,600)	(36,500)		0
Distributions to noncontrolling interest			(6,700)	(1,700)			(1,700)	(7,600)		(1,500)
Exercise of stock options			700	500			500	3,800		4,200
Tax withholding required on equity awards			(28,700)	(31,000)			(32,000)	(19,200)		(35,100)
Net Cash Flows Provided By (Used In) Financing Activities			292,400	(17,400)			39,600	63,800		599,400
Foreign Exchange Effects on Cash, Cash Equivalents and Restricted Cash			(113,600)	18,500			(1,200)	(2,800)		(2,100)
Foreign Exchange Effects on Cash, Cash Equivalents and Restricted Cash			(3,700)	1,700			59,600	(68,800)		(142,000)
Cash, Cash Equivalents and Restricted Cash - Beginning Of Period			371,400	313,000			313,000	384,600		528,700
Cash, Cash Equivalents and Restricted Cash - End Of Period	$ 254,100	333,200	$ 254,100	$ 333,200			371,400	313,000		384,600
Supplemental Cash Flow Information [Abstract]
Income Taxes Paid During the Year							$ 25,800	$ 29,100		$ 16,900
Entertainment One Film And Television Business [Member]
Operating Activities:
Net loss					$ (320,120)	$ (23,516)			$ (20,061)		$ (11,741)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Non-cash share-based compensation					8,223	3,019			4,506		3,735
Goodwill and intangible asset impairment					296,167,000	0
Deferred income taxes					(41,902)	(38)			948		1,246
Depreciation of property, plant and equipment					6,815	5,293			7,028		6,808
Amortization of programming content					11,661	14,291			18,985		19,483
Program cost amortization					249,848	318,966			492,474		556,898
Non-cash lease expense					9,049	6,560			9,087		10,060
Other non-cash items					(1,351)	6,897			(589)		2,497
Changes in operating assets and liabilities:
Accounts receivable, net					47,262	4,799			(1,716)		(36,332)
Deferred revenue					3,845	14,438			(3,738)		(39,819)
Decrease (increase) in inventories					245	(290)			143		(263)
Increase in prepaid expenses and other current assets					27,817	4,221			(41,701)		(103,005)
Program spend					(304,052)	(453,483)			(668,874)		(512,064)
Increase (decrease) in accounts payable					(7,503)	10,071			27,182		(21,397)
Increase (decrease) in accrued liabilities					(41,829)	39,422			73,213		59,633
Decrease in accrued participation and residuals					(37,829)	(11,922)			11,786		(11,833)
Decrease in other noncurrent liabilities					(7,357)	(1,279)			(5,504)		(20,130)
Decrease (increase) in Other noncurrent assets					27,347	(41,186)			(59,531)		(9,121)
Net Cash Flows Provided By (Used In) Operating Activities					(73,664)	(103,737)			(156,362)		(105,345)
Investing Activities:
Capital expenditures					(478)	(4,972)			(5,988)		(5,730)
Net Cash Flows Used In Investing Activities					(478)	(4,972)			(5,988)		(5,730)
Financing Activities:
Debt - borrowings, net of debt issuance and redemption costs					117,944	204,032			257,883		159,646
Purchase of noncontrolling interest					0	(18,500)			(18,500)		0
Distributions to noncontrolling interest					0	(1,900)			(1,900)		(2,600)
Repayments of borrowings					(162,029)	(188,752)			(230,974)		(161,612)
Financing transactions with Parent, net					97,445	79,895			115,625		80,935
Net Cash Flows Provided By (Used In) Financing Activities					53,360	74,775			122,134		76,369
Foreign Exchange Effects on Cash, Cash Equivalents and Restricted Cash					(20,055)	(34,914)			(41,803)		(32,236)
Foreign Exchange Effects on Cash, Cash Equivalents and Restricted Cash					727	(980)			(1,587)		2,470
Cash, Cash Equivalents and Restricted Cash - Beginning Of Period		$ 71,022			91,077	132,880			132,880		165,116
Cash, Cash Equivalents and Restricted Cash - End Of Period					71,022	97,966			91,077		132,880
Supplemental Cash Flow Information [Abstract]
Income Taxes Paid During the Year					(8,948)	(2,824)			(6,314)		(3,648)
Interest paid					$ 9,626	$ 202			$ 6,566		$ 3,515